RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Name and Relationships with Related Parties

Name and Relationship with Related Parties

Name of related party	Relationship with the Group
Hanwha Chemical Corporation (“Hanwha Chemical”)	Holding company of Hanwha Solar
Hanwha Corporation	A major shareholder of Hanwha Chemical
Hanwha Q.Cells GmbH (“Q.Cells GmbH”)*	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q CELLS Japan Co., Ltd. (“Q.Cells Japan”) (previously known as Hanwha Japan Co., Ltd.)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Q.Cells Korea”) (previously known as Hanwha Solarenergy Corporation)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Canada Inc. (“Q.Cells Canada”)	A company controlled by Q.Cells Korea
Hanwha Q CELLS USA Inc. (“Q.Cells USA”)	A company controlled by Hanwha Corporation
Hanwha Q.CELLS Australia Pty Ltd. (“Q.Cells Australia”)	A company controlled by Hanwha Corporation
Hanwha Q.Cells Malaysia Sdn Bhd. (“Q.Cells Malaysia”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Advanced Materials Group (“Hanwha Advanced”)(previously known as Hanwha L&C Corporation) **	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Trading (Shanghai) Co., Ltd. (“Hanwha L&C Trading”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Alabama LLC. (“Hanwha L&C Alabama”)	A subsidiary of Hanwha Chemical
Hanwha Europe GmbH (“Hanwha Europe”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha International LLC. (“Hanwha International”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Solar America LLC. (“Hanwha America”)	A subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd. (“Ya An”)	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Food1st Food Culture Co., Ltd. (“Food1st”)	A wholly-owned subsidiary of Hanwha Corporation
Komodo Enterprise Inc. (“Komodo”)	A company whose significant shareholder is Q.Cells Korea
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Hanwha Zonghua (Beijing) Plastic Co., Ltd (“Zonghua Hanwha”)	A company controlled by Hanwha Chemical

*	On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells GmbH from its original shareholders, Q.Cells GmbH became a related party of the Group.
**	On June 30, 2014, Hanwha L&C Corporation changed its name to Hanwha Advanced Materials Group.

Significant Related Party Transactions and Balances

The Group had the following significant related party transactions during the years presented:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Purchase of raw materials from:
- Hanwha Corporation	—	216,244	268,006	43,195
- Hanwha Advanced Materials Corporation	63,241	82,314	140,422	22,632
- Q.Cells GmbH	4,080	95,633	86,258	13,902
- Q.Cells Japan	—	15,160	62,753	10,114
- Hanwha Chemical	—	—	342	55
- Hanwha L&C Trading	68,792	823	—	—
- Hanwha International	10,358	—	—	—
- Ya An	6,440	—	—	—

	152,911	410,174	557,781	89,898

Purchase of services from:
- Food1st	27,147	30,760	32,470	5,233
- Hanwha Chemical	—	7,041	5,149	830
- Hancomm	14,993	4,911	3,656	589
- Hanwha International	—	20,379	2,731	440
- Hanwha S&C	2,246	553	722	116
- Others	—	85	208	34

	44,386	63,729	44,936	7,242

Purchase of fixed assets from:
- Hanwha Corporation	3,586	23,902	241,515	38,925

Sales of products to:
- Q.Cells Japan	248,047	1,179,308	1,122,108	180,851
- Q.Cells Korea	281,252	213,751	515,441	83,074
- Q.Cells Canada	—	112,798	109,197	17,599
- Hanwha Corporation	250,012	496	863	139
- Hanwha Europe	147,582	17,439	—	—
- Hanwha International	82,549	3,381	—	—
- Hanwha Chemical	62	26	—	—
- Komodo	29,298	—	—	—
- Other	125	7,161	6,368	1,027

	1,038,927	1,534,360	1,753,977	282,690

Processing services provided to:
- Q.Cells GmbH	—	408,560	509,388	82,099

Borrowings from:
- Q.Cells GmbH (i)	—	—	308,294	49,688
- Hanwha Zonghua (ii)	—	—	30,000	4,835
- Hanwha Corporation (iii)	—	—	29,822	4,806
- Hanwha International (iv)	—	61,480	—	—
- Hanwha L&C Alabama (v)	—	18,291	—	—

	—	79,771	368,116	59,329

Interest paid to:
- Hanwha International	—	697	3,009	485
- Q.Cells GmbH	—	—	342	55
- Hanwha L&C Alabama	—	—	322	52

	—	697	3,673	592

Commission fee for bank borrowings and long-term notes:
- Hanwha Chemical (vi)	4,526	12,337	13,776	2,220

	4,526	12,337	13,776	2,220

On May 1, 2012, the Group acquired 100% equity interest in Solar Australia from Hanwha Corporation with a cash consideration of AUD16,732 (Note 1).

(i)	SolarOne GmbH borrowed a short-term loan of EUR39.5 million from Q.Cells GmbH on September 26, 2014, which bore an annual interest rate of 4% and was repaid on October 10, 2014.
(ii)	SolarOne Qidong borrowed a short-term loan of RMB30 million from Hanwha Zonghua on December 26, 2014, which bears an annual interest rate of 3.5% and will be due on February 25, 2015.
(iii)	SolarOne GmbH borrowed a short-term loan of EUR4 million from Hanwha Corporation on December 30, 2014, which bears an annual interest rate of 3% and will be due on March 29, 2015.
(iv)	Solar Canada borrowed a short-term loan of US$10 million from Hanwha International on September 18, 2013, which bore an annual interest rate of 6%. US$5 million short-term loan was repaid on September 18, 2014 and the remaining US$5 million will be due on April 30, 2015.
(v)	Solar Canada borrowed a short-term loan of US$3,000,000 from Hanwha L&C Alabama on November 21, 2013, which bore an annual interest rate of 6% and was repaid on May 21, 2014.
(vi)	The commission fees to Hanwha Chemical include:
1)	Annual commission fee which is 0.6% of long-term bank borrowings of US$180,000,000 with the term from April 26, 2012 to April 26, 2015;
2)	Annual commission fee which is 0.6% of long-term bank borrowings of US$100,000,000 with the term from June 26, 2013 to June 26, 2016;
3)	Annual commission fee which is 0.5% of long-term bank borrowings of US$23,000,000 with the term for December 12, 2014 to December 11, 2017.
4)	Annual commission fee which is 0.5% of long-term bank borrowings of US$87,000,000 with the term from December 30, 2014 to December 30, 2017.
5)	Annual commission fee which is 0.6% of long-term notes of US$100,000,000 (Note 17).

Balances with Related Parties

As of December 31, 2013 and 2014, balances with related parties are comprised of the following:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Amount due from related parties-net:
– Q.Cells Korea	61,569	183,336	29,548
– Q.Cells Japan	205,935	155,650	25,086
– Q.Cells GmbH	162,156	129,379	20,852
– Hanwha Q.Cells Canada	95,156	18,220	2,937
– Hanwha Chemical	4,721	5,440	877
– Hanwha Q.Cells Malaysia	—	3,014	486
– Q.Cells Australia	—	1,757	283
– Hanwha Corporation	1,146	938	151
– Komodo	13	82	13
– Others	36	11	2

	530,732	497,827	80,235

Amount due to related parties:
– Hanwha Corporation	98,663	241,238	38,881
– Q.Cells GmbH	12,847	70,577	11,375
– Hanwha Advanced Materials Corporation	—	49,670	8,005
– Hanwha International	59,390	31,607	5,094
– Hanwha Zonghua	—	30,000	4,835
– Q.Cells Japan	15,158	21,360	3,443
– Hanwha Chemical	4,340	15,263	2,460
– Food1st	16	2,485	400
– Hanwha L&C Trading	1,033	838	135
– Hanwha Solar America LLC	—	15	2
– Hanwha L&C Corporation	45,185	—	—
– Hanwha L&C Alabama	18,388	—	—
– Komodo	13	—	—

	255,033	463,053	74,630